GENERAL AND ADMINISTRATIVE EXPENSES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
General And Administrative Expenses
General and Administrative Expense	$ 649,071	$ 3,535,607	$ 7,037,957	$ 4,312,499